Basis of Preparation (Details)	12 Months Ended
Dec. 31, 2023
Greenstone Gold Mines LP
Disclosure of subsidiaries [line items]
Ownership interest in subsidiary	60.00%
Greenstone Gold Mines LP
Disclosure of subsidiaries [line items]
Ownership interest in subsidiary	20.00%